     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2012

                                                  FILE NOS. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 40                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 284                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 1, 2012 TO


                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").


IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.


Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:


                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------


13739 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS




                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           capital appreciation.
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY        Seeks high current income and
                                 FUND II (FORMERLY, FEDERATED        moderate capital appreciation.
                                 CAPITAL INCOME FUND II)


                                 ------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME BOND          Seeks high current income by
                                 FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                     high yield, lower-rated corporate
                                                                     bonds, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                                 PORTFOLIO -- INITIAL CLASS

                                 ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                                 PORTFOLIO                                    INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                                 SERVICE CLASS 2

                                 ------------------------------------------------------------------------------
                                 VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                                 CLASS

                                 ------------------------------------------------------------------------------
FRANKLIN TEMPLETON               TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE INSURANCE               FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
PRODUCTS TRUST                                                      its net assets in investments of issuers
                                                                    located outside the U.S., including
                                                                    those in emerging markets.
                                 ------------------------------------------------------------------------------
                                 TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                                 FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                                    capital appreciation as a secondary
                                                                    consideration. The fund normally
                                                                    invests at least 80% of its net assets in
                                                                    bonds, which include debt securities of
                                                                    any maturity, such as bonds, notes,
                                                                    bills and debentures.
                                 ------------------------------------------------------------------------------
GE INVESTMENTS                   INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                         with prudent investment management
                                                                    and the preservation of capital.
                                 ------------------------------------------------------------------------------
                                 PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                                 CLASS 1 SHARES                     future income rather than current
                                                                    income.
                                 ------------------------------------------------------------------------------
                                 REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                                 CLASS 1 SHARES                     current income and capital
                                                                    appreciation.
                                 ------------------------------------------------------------------------------
                                 S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                                    accumulation of income that
                                                                    corresponds to the investment return of
                                                                    the S&P 500(R) Composite Stock Index.
                                 ------------------------------------------------------------------------------
                                 SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                                 SHARES






                                 ------------------------------------------------------------------------------
                                 TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                                 SHARES                             composed of current income and
                                                                    capital appreciation, as is consistent
                                                                    with prudent investment risk.



                                 ------------------------------------------------------------------------------
                                 U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                                 SHARES
                                 ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS LARGE CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE     FUND
TRUST
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital appreciation.
                       FUND
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET           Seeks to maximize current income to
                       FUND -- SERVICE SHARES               the extent consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity by investing
                                                            exclusively in high quality money
                                                            market instruments.
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                       SHARES                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE               Seeks a high level of current income.
VARIABLE EQUITY TRUST  VARIABLE EQUITY INCOME BUILDER       Long-term capital appreciation is a
                       PORTFOLIO -- CLASS I                 secondary objective.
                       --------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital.
                       LARGE CAP VALUE PORTFOLIO --         Current income is a secondary
                       CLASS I                              objective.
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND              consistent with the preservation of
                       PORTFOLIO -- CLASS I                 capital.


                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                 The Fund seeks a high total investment
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES        return, which includes current income
                                                            and capital appreciation.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA --              investing in securities of well-known,
                       NON-SERVICE SHARES                   established companies.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                The Fund's main objective is to seek a
                       FUND/VA -- NON-SERVICE SHARES        high level of current income. As a
                                                            secondary objective, the Fund seeks
                                                            capital appreciation when consistent
                                                            with its primary objective.
                       --------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Advisors, LLC)
-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
                     Asset Management Company
                     Limited)
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
-----------------------------------------------------------------------------
The Fund's main objective is to seek a     OppenheimerFunds, Inc.
high level of current income. As a
secondary objective, the Fund seeks
capital appreciation when consistent
with its primary objective.
-----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                 PORTFOLIO                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER HIGH INCOME        The Fund seeks a high level of current   OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  income from investment in high-yield fixed income securities.
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER SMALL- & MID-CAP   The Fund seeks capital appreciation,     OppenheimerFunds, Inc.
                 GROWTH FUND/VA -- NON-SERVICE  by investing in "growth type"
                 SHARES                         companies.
                 ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ------------------------------------------------------------------------------------------------------



Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:



                                                                                           ADVISER (AND SUB-ADVISER(S),
                   PORTFOLIO                              INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN GROWTH AND   Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS  INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST    SERVICE CLASS SHARES           seek capital appreciation.             Company
                   -------------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

Part A and Part B of Post-Effective Amendment No. 39 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 40 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

 (7)       Reinsurance Agreements. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(q)    Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2012 with Post-Effective Amendment No. 39 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 39 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 033-76334.

(11)       Not Applicable.

(12)    Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 38 and on April 26, 2012 with
        Post-Effective Amendment No. 39 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 033-76334.

(14)(b) Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson         Director, Chairman of the Board, President and Chief
                          Executive Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
James H. Reinhart         Senior Vice President
Patrick B. Kelleher       Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS

   As of March 10, 2012 there were 6,703 owners of Qualified Contracts and 11,319 owners of Non-Qualified Contracts.

ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)

       NAME                ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.     President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.     Director
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
Martin P. Klein..... 6610 W. Broad St.     Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Jac J. Amerell...... 6610 W. Broad St.     Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street  Treasurer
                     Richmond, VA 23230
Linda C. Bagnell.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $49.5 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of June, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     (Registrant)

                                   By:              /s/  PAUL A. HALEY
                                          --------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT

                                   By:    GENWORTH LIFE AND ANNUITY INSURANCE
                                            COMPANY
                                          (Depositor)

                                   By:              /S/  PAUL A. HALEY
                                          --------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           NAME                              TITLE                      DATE
            ----                             -----                      ----

  /s/  THOMAS M. STINSON*    Director, Chairman of the Board,       June 1, 2012
----------------------------   President and Chief Executive
     THOMAS M. STINSON         Officer

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /s/  PAUL A. HALEY       Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Actuary
       PAUL A. HALEY

 /s/  GREGORY S. KARAWAN*    Director                               June 1, 2012
----------------------------
    GREGORY S. KARAWAN

    /s/  AMY R. CORBIN*      Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Financial Officer
       AMY R. CORBIN

   /S/  JAC J. AMERELL*      Vice President and Controller          June 1, 2012
----------------------------
      JAC J. AMERELL



*By:  /S/  PAUL A. HALEY   , pursuant to Power of Attorney         June 1, 2012
      -------------------    executed on April 1, 2011,
         PAUL A. HALEY       October 11, 2011 and May 25, 2012.